Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events
On January 31, 2019, the Company's wholly-owned subsidiary Mold-Masters Europa GmbH ("Mold-Masters") entered into an agreement to purchase a manufacturing facility located in Baden-Baden, Germany which was previously leased by the Company. The purchase price was €6.8 million, or approximately $7.8 million. In connection with this transaction, the Company committed to a plan to sell the facility with the intention of entering into a corresponding new lease agreement. On August 1, 2019, the Mold-Masters closed on the sale of a property located in Baden-Baden, Germany for €7.4 million, or approximately $8.2 million. Simultaneously, Mold-Masters entered into an agreement with the buyer to lease the property for fifteen years.
On July 1, 2019, the Company completed the sale of substantially all of the Company's blow molding business. The sale was completed pursuant to Purchase Agreement, dated as of May 11, 2019, between the Company and OC Spartan Acquisition, Inc. The sale generated $51.9 million of proceeds and on July 3, 2019, the Company made a $52.0 million principal payment on the 2017 Term Loan Facility.

On July 12, 2019, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Hillenbrand, Inc. ("Hillenbrand") and Bengal Delaware Holding Corporation, a wholly-owned subsidiary of Hillenbrand, under which Hillenbrand will acquire the Company in a cash and stock transaction (the "Merger").

Under the terms of the Merger Agreement, at the time the Merger becomes effective (the "Effective Time") each Company common share issued and outstanding immediately prior to the Effective Time will automatically be converted into the right to receive (1) $11.80 in cash, without interest, and (2) 0.1612 shares of Hillenbrand common stock.

The closing of the Merger is subject to the adoption of the Merger Agreement by the Company’s shareholders and other customary closing conditions.